INCOME TAXES - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	$ 0.0
Deferred tax liabilities	(198.2)
Net deferred income tax liabilities	(198.2)	$ (159.0)
Deferred tax income (expense) recognised in profit or loss	7.1	(37.9)
Income tax relating to components of other comprehensive income	3.0	(0.9)
Deferred tax relating to items credited (charged) directly to equity	(0.1)	(0.4)
Deferred tax assets	0.0	0.0
Deferred tax liabilities	(188.2)	(198.2)
Net deferred income tax liabilities	(188.2)	(198.2)
Exploration and evaluation assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	0.0	109.1
Deferred tax income (expense) recognised in profit or loss		(109.1)
Deferred tax assets		0.0
Non-capital losses
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	71.9	0.0
Deferred tax income (expense) recognised in profit or loss	33.3	71.9
Deferred tax assets	105.2	71.9
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	2.5	3.7
Deferred tax income (expense) recognised in profit or loss	0.3	(1.2)
Deferred tax assets	2.8	2.5
Other
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets	28.5	10.3
Deferred tax income (expense) recognised in profit or loss	1.5	18.2
Income tax relating to components of other comprehensive income	1.2
Deferred tax assets	31.2	28.5
Property, plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(253.9)	(213.6)
Deferred tax income (expense) recognised in profit or loss	(19.6)	(40.3)
Deferred tax liabilities	(273.5)	(253.9)
Royalty interests
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(8.0)	(7.7)
Deferred tax income (expense) recognised in profit or loss	0.8	(0.3)
Deferred tax liabilities	(7.2)	(8.0)
Other intangible assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(0.2)	(0.5)
Deferred tax income (expense) recognised in profit or loss	0.2	0.3
Deferred tax liabilities	0.0	(0.2)
Mining duties
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(26.1)	(19.7)
Deferred tax income (expense) recognised in profit or loss	3.5	(6.4)
Deferred tax liabilities	(22.6)	(26.1)
Marketable securities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(1.5)	(0.9)
Deferred tax income (expense) recognised in profit or loss	(0.3)	0.0
Income tax relating to components of other comprehensive income	1.8	(0.6)
Deferred tax liabilities	0.0	(1.5)
Inventory and Reserves
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(6.5)	(10.1)
Deferred tax income (expense) recognised in profit or loss	(15.0)	3.6
Deferred tax liabilities	(21.5)	(6.5)
Other
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities	(4.9)	(29.6)
Deferred tax income (expense) recognised in profit or loss	2.4	25.4
Income tax relating to components of other comprehensive income	0.0	(0.3)
Deferred tax relating to items credited (charged) directly to equity	(0.1)	(0.4)
Deferred tax liabilities	$ (2.6)	$ (4.9)